Accrued expenses and other current liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2025 and June 30, 2026:

	December 31, 2025	June 30, 2026
	RMB	RMB
Professional service fees	12,022	13,328
Refund liability	5,801	4,825
Accrued expenses	549	545
Others	834	1,469
Total	19,206	20,167

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)